Note 9 - Sales Type Leases (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2016	Mar. 31, 2015
2017		¥ 845,336
2018		751,865
2019		617,127
2020		401,579
2021		352,438
2022 and thereafter		379,599
Total minimum lease payments to be received*	[1]	3,347,944	¥ 1,488,656
Less unearned income		(89,407)	(24,278)
Net investment in sales-type leases		3,258,537	1,464,378
Less current portion		(813,689)	(702,219)
Non-current net investment in sales-type leases		¥ 2,444,848	¥ 762,159

[1]	Estimated executory costs, including profit thereon, of 345,698 thousand and 646,079 thousand were excluded from total minimum lease payments to be received as of March 31, 2015 and 2016, respectively.